Accumulated Other Comprehensive Earnings (Table 1) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Beginning Balance	$ 2,549.2	$ 1,637.8	$ 1,486.4
Other comprehensive earnings including portion attributed to noncontrolling interests	(882.7)	911.4	91.3
Ending Balance	1,666.5	2,549.2	1,637.8
Total Liberty Global shareholders [Member]
Beginning Balance	2,522.2	1,604.1	1,529.7
Other comprehensive earnings attributed to foreign currency translation adjustments	(810.1)	918.1	74.4
Ending Balance	1,712.1	2,522.2	1,604.1
Beginning Balance	0.0	0.0	(10.5)
Other comprehensive earnings attributed to unrealized gains (losses) on cash flow hedges	0.0	0.0	10.5
Ending Balance	0.0	0.0	0.0
Beginning Balance	6.6	(3.6)	(9.7)
Other comprehensive earnings attributed to pension related adjustments	(72.1)	10.2	6.1
Ending Balance	(65.5)	6.6	(3.6)
Beginning Balance	2,528.8	1,600.5	1,509.5
Other comprehensive earnings attributed to Liberty Global stockholders	(882.2)	928.3	91.0
Other comprehensive earnings including portion attributed to noncontrolling interests	(882.2)	928.3	91.0
Ending Balance	1,646.6	2,528.8	1,600.5
Non-controlling interests [Member]
Beginning Balance	20.4	37.3	(23.1)
Other comprehensive earnings attributed to noncontrolling interests	(0.5)	(16.9)	0.3
Other comprehensive earnings including portion attributed to noncontrolling interests	(0.5)	(16.9)	0.3
Ending Balance	$ 19.9	$ 20.4	37.3
Austar [Member]
Other comprehensive earnings including portion attributed to noncontrolling interests			60.1
Austar [Member] | Total Liberty Global shareholders [Member]
Other comprehensive earnings attributed to foreign currency translation adjustments			0.0
Other comprehensive earnings attributed to unrealized gains (losses) on cash flow hedges			0.0
Other comprehensive earnings attributed to pension related adjustments			0.0
Other comprehensive earnings attributed to Liberty Global stockholders			0.0
Austar [Member] | Non-controlling interests [Member]
Other comprehensive earnings attributed to noncontrolling interests			$ 60.1